Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 P&C segment CNY	Dec. 31, 2010 P&C segment CNY	Dec. 31, 2011 Life segment CNY	Dec. 31, 2010 Life segment CNY	Dec. 31, 2009 Life segment CNY	Dec. 31, 2011 Claims Adjusting segment CNY	Dec. 31, 2010 Claims Adjusting segment CNY	Dec. 31, 2009 Claims Adjusting segment CNY	Dec. 31, 2011 Datong segment CNY	Dec. 31, 2010 Datong segment CNY
Movements in carrying amount of goodwill by reportable segments
Balance at the beginning of the period	1,154,373	535,911	$ 12,481	983,007	434,545	16,900	16,900	16,900	38,077		38,077	116,389	46,389
Addition for acquisitions	41,274	548,462		41,274	548,462
Addition for contingent considerations	70,000	70,000										70,000	70,000
Disposal of Datong	(186,389)											(186,389)
Impairment loss	(1,000,705)			(962,628)					(38,077)
Balance at the end of the period	78,553	1,154,373	12,481	61,653	983,007	16,900	16,900	16,900			38,077		116,389
The gross amount and accumulated impairment losses by segment
Goodwill, gross	1,079,258	1,154,373		1,024,281	983,007	16,900	16,900		38,077	38,077			116,389
Accumulated impairment loss	(1,000,705)			(962,628)					(38,077)
Goodwill, net at the end of the period	78,553	1,154,373	$ 12,481	61,653	983,007	16,900	16,900	16,900			38,077		116,389